STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Loss	$ (1,251)	$ (1,280)	$ (885)
Adjustments required to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation of property and equipment	64	60	46
Stock based compensation	155	201	120
Decrease (increase) in receivables and other financial assets	18	84	(63)
Profit from the sale of shares of Biocancell	(35)
Increase in current liabilities	72	11	42
Net cash used in operating activities	(977)	(924)	(740)
Cash flows from investing activities:
Proceeds from sale of BioCancell securities	85
Investment in restricted cash	(32)	(81)
Purchase of property and equipment	(53)	(129)	(25)
Net cash provided by (used for) investing activities		(210)	(25)
Cash flows from finance activities:
Issuance of share capital			603
Net cash provided by finance activities			603
Decrease in cash and cash equivalents	(977)	(1,134)	(162)
Cash and cash equivalents at the beginning of the year	7,426	8,560	8,722
Cash and cash equivalents at the end of the year	$ 6,449	$ 7,426	$ 8,560